Schedule of discontinued operation of financial statements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
REVENUE
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES
Selling		12,987
General and administrative		85,259
Research and development
TOTAL OPERATING EXPENSES		98,246
LOSS FROM OPERATIONS		(98,246)
OTHER INCOME (EXPENSE), NET		13,679
LOSS BEFORE INCOME TAXES		(84,567)
PROVISION FOR INCOME TAXES		106
NET LOSS ATTRIBUTABLE TO EUDA		(84,673)
Net cash used in operating activities from discontinued operations		(137,787)
Net cash used in financing activities from discontinued operations		$ 197,739